PGIM Target Date 2020 Fund Average Annual Total Returns		12 Months Ended		13 Months Ended		60 Months Ended		73 Months Ended		99 Months Ended		100 Months Ended		109 Months Ended		120 Months Ended
	Jul. 31, 2026	Dec. 31, 2025		Dec. 31, 2025	[2],[3]	Dec. 31, 2025		Dec. 31, 2025	[4],[5]	Dec. 31, 2025	[6],[7],[8]	Dec. 31, 2025	[9],[10]	Dec. 31, 2025		Dec. 31, 2025 [8]
S&P 500 Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	[1],[2]	13.83%		14.42%	[1]	15.08%		14.76%		14.88%		15.24%	[1],[11]	14.82%
Bloomberg US Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	[1],[2]	5.11%		(0.36%)	[1]	0.91%				1.66%		1.93%	[1],[11]
S&P Target Date 2020 Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		12.72%				5.35%								6.86%	[12]
PGIM Target Date 2020 Custom Benchmark[Member]
Prospectus [Line Items]
Average Annual Return, Percent		11.26%				5.12%								6.40%	[12]
R1
Prospectus [Line Items]
Average Annual Return, Percent		10.39%				4.53%								5.51%
Performance Inception Date	Dec. 13, 2016
R2
Prospectus [Line Items]
Average Annual Return, Percent		10.66%				4.80%								5.77%
Performance Inception Date	Dec. 13, 2016
R3
Prospectus [Line Items]
Average Annual Return, Percent		10.81%				4.94%								5.93%
Performance Inception Date	Dec. 13, 2016
R4
Prospectus [Line Items]
Average Annual Return, Percent		10.90%				5.06%								6.04%
Performance Inception Date	Dec. 13, 2016
R5
Prospectus [Line Items]
Average Annual Return, Percent		11.12%				5.17%								6.15%
Performance Inception Date	Dec. 13, 2016
R6
Prospectus [Line Items]
Average Annual Return, Percent		11.23%				5.32%								6.26%
Performance Inception Date	Dec. 13, 2016
R6 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		9.30%				2.65%								4.30%
Performance Inception Date	Dec. 13, 2016
R6 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.81%				3.16%								4.23%
Performance Inception Date	Dec. 13, 2016

[1]	The Fund compares its performance against this broad-based index in response to regulatory requirements.
[2]	The Fund compares its performance against this broad-based index in response to regulatory requirements.
[3]	Since Inception returns for the Indexes are measured from the month-end closest to the Fund's inception date.
[4]	Since Inception returns for the Indexes are measured from the month-end closest to the Fund's inception date.
[5]	The Fund compares its performance against this broad-based index in response to regulatory requirements.
[6]	Since Inception return for the Index is measured from the month-end closest to the inception date for Class R6 shares.
[7]	Since Inception returns for the Indexes are measured from the month-end closest to the inception date for Class Z and R6 shares.
[8]	The Fund compares its performance against this broad-based index in response to regulatory requirements.
[9]	Since Inception returns for the Indexes are measured from the month-end closest to the Fund's inception date.
[10]	The Fund compares its performance against this broad-based index in response to regulatory requirements.
[11]	Since Inception returns for the Indexes are measured from the month-end closest to the Fund's inception date.
[12]	Since Inception returns for the Indexes are measured from the month-end closest to the Fund's inception date.